Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Statutory tax rate	16.50%	16.50%	16.50%
Tax exemption	(16.50%)	(16.50%)	(16.50%)
Effective tax rate	0.00%	0.00%	0.00%